Costs - Additional information (Details) € / shares in Units, € in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) EquityInstruments item € / shares	Dec. 31, 2020 EUR (€) EquityInstruments € / shares	Dec. 31, 2019 EUR (€) € / shares	May 13, 2020 item shares	Apr. 13, 2017 shares
Costs
Geological and geophysical costs of exploration activities	€ 194,000	€ 196,000	€ 275,000
Research and development costs	177,000	157,000	194,000
Royalty expense	946,000	673,000	1,183,000
Net additions for contingencies	707,000	349,000	858,000
Provisions for redundancy incentives expense	94,000	105,000	45,000
Defined contribution plans expense	€ 97,000	€ 96,000	€ 99,000
Number of annual awards | item	3
Vesting period	3 years
Lock-up clause percentage	50.00%
Lock-up clause term	1 year
Number of other equity instruments granted in share-based payment arrangement	2,365,581	2,922,749	1,759,273
Weighted average fair value of awarded shares | € / shares	€ 8.15	€ 4.67	€ 9.88
Weighted average share price at grant date | € / shares			€ 13.714
Expected dividend as percentage			6.10%
Expected volatility			19.00%
Expense from share-based payment transactions with employees	€ 16,000	€ 7,000	€ 9,000
Directors' remuneration expense	10,130	7,540	9,200
Statutory auditors remuneration expense	€ 550	€ 571	613
Minimum
Costs
Percentage of shares that will vest after vesting period	0.00%
Weighted average share price at grant date | € / shares	€ 11.642	€ 5.885
Expected dividend as percentage	7.10%	7.10%
Expected volatility	44.00%	41.00%
Maximum
Costs
Percentage of shares that will vest after vesting period	180.00%
Weighted average share price at grant date | € / shares	€ 12.164	€ 8.303
Expected dividend as percentage	7.40%	10.00%
Expected volatility	45.00%	44.00%
Long-Term Monetary Incentive Plan 2017 - 2019
Costs
Percentage of shares that will be granted depending on market condition in terms of TSR					50.00%
Percentage of shares that will be granted depending on the growth in the Net Present Value (NPV) of proved reserves benchmarked against the Peer Group					50.00%
Long-Term Monetary Incentive Plan 2017 - 2019 | Maximum
Costs
Limit of shares to be granted in share-based payment arrangement | shares					11
Long-Term Monetary Incentive Plan 2020 - 2022
Costs
Percentage of shares that will be granted depending on market condition in terms of TSR				25.00%
Percentage of shares that will be granted depending on a relative parameter represented by an industrial objective				20.00%
Percentage of shares that will be granted depending on an absolute parameter represented by an economic-financial objective				20.00%
Percentage of shares that will be granted depending on environmental sustainability and energy transition objective				35.00%
Number of absolute objectives considered for determination of shares that will be granted depending on environmental sustainability and energy transition objective | item				3
Percentage of shares that will be granted depending on decarbonisation objective				15.00%
Percentage of shares that will be granted depending on energy transition objective				10.00%
Percentage of shares that will be granted depending on circular economy objective				10.00%
Number of important projects considered for determination of shares that will be granted depending on environmental sustainability and energy transition objective				3
Long-Term Monetary Incentive Plan 2020 - 2022 | Maximum
Costs
Limit of shares to be granted in share-based payment arrangement | shares				20
Environmental liabilities
Costs
Net additions for contingencies	€ 279,000	€ (15,000)	329,000
Provisions for litigations
Costs
Net additions for contingencies	€ 162,000	€ 76,000	€ 60,000